ORGANIZATION AND BUSINESS DESCRIPTION (Details)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 CNY (¥)	Oct. 17, 2014 USD ($) subsidiary	Jun. 04, 2019	Jan. 07, 2019	Dec. 14, 2018	Oct. 17, 2014 CNY (¥)
Beijing Baosheng
Organization And Description of Business [Line Items]
Consideration for equity transfer	$ 13,844,895	¥ 94,045,600
Baosheng BVI
Organization And Description of Business [Line Items]
Ownership interest held						100.00%
Baosheng HK
Organization And Description of Business [Line Items]
Ownership interest held					100.00%
Beijing Baosheng
Organization And Description of Business [Line Items]
Ownership interest held				100.00%
Registered capital			$ 289,540				¥ 2,000,000
Number of wholly-owned subsidiaries			3